Schedule of Investments
September 30, 2025
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.14%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Alternative Funds–6.71%
Invesco Global Real Estate Income Fund, Class R6	2.55%	$6,582,713	$322,183	$(357,336)	$399,362	$(26,432)	$165,262	830,791	$6,920,490
Invesco Macro Allocation Strategy Fund, Class R6	—	6,760,190	58,130	(6,883,162)	1,062,935	(998,093)	58,130	—	—
Invesco Managed Futures Strategy ETF(b)	4.16%	—	11,108,010	—	153,032	—	—	253,364	11,261,042
Total Alternative Funds		13,342,903	11,488,323	(7,240,498)	1,615,329	(1,024,525)	223,392		18,181,532
Domestic Equity Funds–28.87%
Invesco Discovery Mid Cap Growth Fund, Class R6	3.37%	7,511,745	2,300,748	(1,591,526)	860,581	62,274	—	247,800	9,143,822
Invesco Main Street Small Cap Fund, Class R6	3.21%	7,307,452	1,629,173	(1,000,457)	704,399	54,079	—	366,863	8,694,646
Invesco NASDAQ 100 ETF(c)	6.67%	13,574,656	5,943,131	(4,673,763)	2,784,370	449,422	69,089	73,154	18,077,816
Invesco Russell 1000® Dynamic Multifactor ETF	6.92%	18,499,263	3,074,784	(5,020,295)	1,149,929	1,056,824	101,109	311,326	18,760,505
Invesco S&P 500 Revenue ETF	6.05%	—	16,451,344	(1,422,579)	1,339,753	27,753	161,408	148,168	16,396,271
Invesco S&P 500® Pure Value ETF	—	11,480,305	—	(11,840,140)	(3,446,583)	3,806,418	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	2,811,973	(2,370,502)	—	(441,471)	5,004	—	—
Invesco Value Opportunities Fund, Class R6	2.65%	6,060,239	1,169,605	(1,170,841)	997,962	121,256	—	288,166	7,178,221
Total Domestic Equity Funds		64,433,660	33,380,758	(29,090,103)	4,390,411	5,136,555	336,610		78,251,281
Fixed Income Funds–52.18%
Invesco Core Bond Fund, Class R6	24.56%	70,561,076	4,052,257	(9,433,512)	1,436,213	(38,629)	2,291,723	11,659,791	66,577,405
Invesco Core Plus Bond Fund, Class R6	13.11%	34,477,963	2,480,420	(2,334,109)	1,196,305	(293,440)	1,247,071	3,803,762	35,527,139
Invesco Dynamic Credit Opportunity Fund, Class R6	0.40%	—	1,069,601	—	8,577	—	55,633	100,483	1,078,178
Invesco Emerging Markets Sovereign Debt ETF	0.98%	4,054,497	—	(1,553,716)	259,523	(96,825)	145,436	123,538	2,663,479
Invesco Equal Weight 0-30 Year Treasury ETF	2.41%	18,636,753	—	(12,308,211)	2,727,934	(2,527,352)	292,992	235,199	6,529,124
Invesco Floating Rate ESG Fund, Class R6	2.63%	8,719,093	475,517	(1,874,335)	(95,800)	(81,735)	475,523	1,088,832	7,142,740
Invesco High Yield Fund, Class R6	3.93%	8,587,731	2,419,554	(563,765)	185,582	13,636	496,362	2,972,832	10,642,738
Invesco Variable Rate Investment Grade ETF	4.16%	15,593,075	—	(4,294,529)	(70,997)	39,038	475,261	448,868	11,266,587
Total Fixed Income Funds		160,630,188	10,497,349	(32,362,177)	5,647,337	(2,985,307)	5,480,001		141,427,390
International and Global Equity Funds–11.70%
Invesco Emerging Markets ex-China Fund, Class R6(d)	0.83%	2,074,007	333,892	(593,469)	361,761	70,566	—	58,041	2,246,757
Invesco Developing Markets Fund, Class R6	0.36%	1,661,925	—	(831,632)	237,002	(96,056)	—	20,802	971,239
Invesco Global Fund, Class R6	4.03%	9,649,575	1,771,300	(1,865,484)	1,350,498	26,792	—	102,051	10,932,681
Invesco Global Infrastructure Fund, Class R6	—	2,602,528	283,720	(2,659,692)	(281,189)	331,362	6,991	—	—
Invesco International Developed Dynamic Multifactor ETF(c)	1.62%	3,491,993	543,141	(333,674)	687,622	8,550	92,379	158,874	4,397,632
Invesco International Growth Fund, Class R6(d)	0.77%	1,646,400	171,999	—	269,206	—	—	57,876	2,087,605
Invesco International Small-Mid Company Fund, Class R6	2.19%	4,910,254	859,057	(771,624)	1,138,005	(192,774)	—	139,636	5,942,918
Invesco RAFI Developed Markets ex-U.S. ETF(e)	1.90%	4,175,432	840,551	(1,134,874)	1,126,878	130,285	136,192	83,993	5,138,272
Total International and Global Equity Funds		30,212,114	4,803,660	(8,190,449)	4,889,783	278,725	235,562		31,717,104
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(f)	0.24%	788,387	15,220,106	(15,366,282)	—	—	16,468	642,211	642,211
Invesco Treasury Portfolio, Institutional Class, 3.99%(f)	0.44%	1,456,644	28,265,911	(28,534,755)	—	—	30,156	1,187,800	1,187,800
Total Money Market Funds		2,245,031	43,486,017	(43,901,037)	—	—	46,624		1,830,011
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $242,808,925)	100.14%	270,863,896	103,656,107	(120,784,264)	16,542,860	1,405,448	6,322,189		271,407,318

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.86%
Invesco Private Government Fund, 4.14%(f)(g)	1.08%	—	19,967,331	(17,040,870)	—	—	6,067 (h)	2,926,461	2,926,461
Invesco Private Prime Fund, 4.26%(f)(g)	2.78%	—	65,408,084	(57,868,027)	—	(305)	19,216 (h)	7,537,491	7,539,752
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,466,213)	3.86%	—	85,375,415	(74,908,897)	—	(305)	25,283		10,466,213
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $253,275,138)	104.00%	$270,863,896	$189,031,522	$(195,693,161)	$16,542,860	$1,405,143 (i)	$6,347,472		$281,873,531
OTHER ASSETS LESS LIABILITIES	(4.00)%								(10,847,883)
NET ASSETS	100.00%								$271,025,648
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)	Effective August 22, 2025, the underlying fund’s name changed.
(e)	Effective March 24, 2025, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(h)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$276,729
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$269,577,307	$—	$—	$269,577,307
Money Market Funds	1,830,011	10,466,213	—	12,296,224
Total Investments	$271,407,318	$10,466,213	$—	$281,873,531
Invesco Select Risk: Moderately Conservative Investor Fund